April 1, 2024

The Davenport Funds

Davenport Core Leaders Fund

Ticker Symbol: DAVPX

Davenport Value & Income Fund

Ticker Symbol: DVIPX

Davenport Equity Opportunities Fund

Ticker Symbol: DEOPX

Davenport Small Cap Focus Fund

Ticker Symbol: DSCPX

Davenport Balanced Income Fund

Ticker Symbol: DBALX

Supplement to Prospectus

Dated August 1, 2023

Effective on March 4, 2024, Christopher T. Kelley no longer serves as portfolio manager for the fixed income portion of the Davenport Balanced Income Fund. All references to Christopher T. Kelley in this Prospectus should be disregarded.

RISK/RETURN SUMMARY

The list of portfolio managers for the Davenport Balanced Income Fund in the section Management of the Fund - Portfolio Managers on page 37 of this Prospectus is replaced in its entirety as follows:

Portfolio Managers

The following portfolio managers are jointly and primarily responsible for managing the Balanced Income Fund.

Name	Title with the Advisor	Length of Service to the Fund
Equity Portion
Michael S. Beall, CFA	Executive Vice President & Director	Since inception (2015)
Adam Bergman, CFA	Senior Vice President	Since 2023
George L. Smith, III, CFA	Senior Vice President & Director	Since inception (2015)
Fixed Income Portion
William B. Cleland, CFP	Vice President	Since 2021
Kevin J. Hopkins, Jr., CFA	Vice President	Since 2020

MANAGEMENT OF THE FUNDS

The portfolio managers chart for the Davenport Funds in the section Management of the Funds on page 53 of this Prospectus is replaced in its entirety as follows:

Portfolio Managers

Davenport Core Leaders Fund	Jeffrey F. Omohundro, CFA	Christopher G. Pearson, CFA	George L. Smith, III, CFA
Davenport Value & Income Fund	Michael S. Beall, CFA	Adam Bergman, CFA	George L. Smith, III, CFA
Davenport Equity Opportunities Fund	Christopher G. Pearson, CFA	George L. Smith, III, CFA
Davenport Small Cap Focus Fund	Christopher G. Pearson, CFA	George L. Smith, III, CFA
Davenport Balanced Income Fund	Michael S. Beall, CFA	Adam Bergman, CFA	George L. Smith, III, CFA
	William B Cleland, CFP	Kevin J. Hopkins, Jr., CFA

Please retain this Supplement for future reference